Condensed Statements of Consolidated Cash Flows - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows - operating activities:
Net income	$ 820	$ 800	$ 968	$ 864	$ 905
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation and amortization, including regulatory amortization	1,002	914	1,233	1,117	985
Provision in lieu of deferred income taxes - net	166	117	155	61	41
Write-off of rate base disallowances				69
Other - net		(1)	1	(10)	(14)
Changes in operating assets and liabilities:
Accounts receivable	(200)	(222)	(29)	(43)	(138)
Inventories	(143)	(53)	(121)	(137)	(32)
Accounts payable - trade	5	12	78	42	45
Regulatory assets – recoverable SRP (Note 2)	(111)
Regulatory assets – recoverable UTM (Note 2)	(55)
Regulatory assets – self–insurance reserve (Note 2)	(165)	(337)	(327)	(232)	(198)
Regulatory under/over recoveries – net (Note 2)	110	25	15	1	120
Customer deposits	53	58	86	42	45
Pension and OPEB plans	(144)	(45)
Interest accruals	120	72
Other - assets	(127)	(107)	(177)	(22)	16
Other - liabilities	80	6	105	48	92
Cash provided by operating activities	1,411	1,239	1,987	1,800	1,867
Cash flows - financing activities:
Issuances of senior secured notes (Note 5)	3,466	1,442	1,992	2,200	2,000
Repayments of senior secured notes (Note 5)	(350)	(500)	(500)		(882)
Borrowings under AR Facility (Note 5)	510	900	900	600
Repayments under AR Facility (Note 5)	(510)	(400)	(900)	(600)
Borrowings under $500M Credit Facility (Note 5)		500	500
Payment for senior secured notes extinguishment (Note 5)	(441)
Net change in short-term borrowings (Note 4)	(594)	(218)	312	84	(17)
Capital contributions from members (Note 7)	1,857	720	1,211	452	425
Distributions to members (Note 7)	(573)	(376)	(753)	(552)	(425)
Debt premium, discount, financing and reacquisition costs – net	(42)	(18)	(24)	(46)	(31)
Proceed From Borrowings Under Term Loans				775	1,950
Repayments under term loans				(875)	(1,850)
Repayments under $500M Credit Facility (Note 6)			(20)
Cash provided by financing activities	3,323	2,050	2,718	2,038	1,170
Cash flows - investing activities:
Capital expenditures	(4,547)	(3,314)	(4,683)	(3,824)	(3,049)
Sales tax audit settlement refund		56	56
Expenditures for third party in joint project					(2)
Reimbursement from third party in joint project				1	6
Proceeds from sales of non-utility properties			2	9	21
Other - net	32	25	31	29	31
Cash used in investing activities	(4,515)	(3,233)	(4,594)	(3,785)	(2,993)
Net change in cash, cash equivalents and restricted cash	219	56	111	53	44
Cash, cash equivalents and restricted cash - beginning balance	262	151	151	98	54
Cash, cash equivalents and restricted cash - ending balance	$ 481	$ 207	$ 262	$ 151	$ 98